Offerings - Offering: 1	Mar. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $1.50 per share
Amount Registered | shares	1,727,040
Proposed Maximum Offering Price per Unit	12.17
Maximum Aggregate Offering Price	$ 21,018,077
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,902.6
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers 1,727,040 common shares, par value, $1.50 per share (“Common Shares”) of Adecoagro S.A. (the “Company” or the “Registrant”) authorized under the Registrant’s Eleventh Amended Restricted Share and Unit Plan (as amended from time to time, the “Plan”). In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional Common Shares that may become issuable under the Plan by reason of any share dividend, share split or other similar transaction.
Estimated pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, solely for the purpose of computing the registration fee, based upon the average of the high and low sale prices for the Common Shares as quoted on the New York Stock Exchange on March 17, 2026.
There are no fee offsets.